John Hancock
Small Cap Growth Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Shares	Value
Common stocks 98.3%		$423,011,773
(Cost $374,100,947)
Communication services 1.6%		6,955,707
Media 1.6%
TechTarget, Inc. (A)	152,337	6,955,707
Consumer discretionary 13.8%		59,557,023
Auto components 2.4%
Fox Factory Holding Corp. (A)	98,084	10,406,712
Diversified consumer services 1.1%
European Wax Center, Inc., Class A (B)	330,166	4,787,407
Hotels, restaurants and leisure 5.1%
Boyd Gaming Corp.	133,263	8,173,020
Texas Roadhouse, Inc.	140,618	13,966,180
Household durables 2.1%
Skyline Champion Corp. (A)	171,334	8,907,655
Multiline retail 2.0%
Ollie’s Bargain Outlet Holdings, Inc. (A)	141,895	8,641,406
Specialty retail 1.1%
Leslie’s, Inc. (A)	320,181	4,674,643
Consumer staples 10.8%		46,745,954
Beverages 3.2%
MGP Ingredients, Inc.	111,318	13,921,429
Food and staples retailing 5.4%
BJ’s Wholesale Club Holdings, Inc. (A)	128,436	9,663,525
Performance Food Group Company (A)	225,267	13,736,782
Food products 2.2%
Freshpet, Inc. (A)	140,618	9,424,218
Energy 6.1%		26,200,477
Energy equipment and services 1.8%
Cactus, Inc., Class A	145,016	7,887,420
Oil, gas and consumable fuels 4.3%
Earthstone Energy, Inc., Class A (A)(B)	509,982	8,078,115
Ranger Oil Corp., Class A	234,908	10,234,942
Financials 10.8%		46,419,551
Banks 1.4%
First Financial Bankshares, Inc.	165,068	6,099,263
Capital markets 2.2%
PJT Partners, Inc., Class A	123,329	9,497,566
Insurance 4.8%
Kinsale Capital Group, Inc.	49,130	15,142,357
Palomar Holdings, Inc. (A)	85,509	5,364,835
Thrifts and mortgage finance 2.4%
Axos Financial, Inc. (A)	257,181	10,315,530
Health care 22.0%		94,614,887
Biotechnology 8.1%
Avid Bioservices, Inc. (A)	482,503	7,555,997
Halozyme Therapeutics, Inc. (A)	292,054	16,723,010
PTC Therapeutics, Inc. (A)	252,517	10,476,930
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 2.5%
Inmode, Ltd. (A)	280,282	$10,760,026
Health care providers and services 8.3%
Addus HomeCare Corp. (A)	96,130	10,601,216
AMN Healthcare Services, Inc. (A)	122,097	15,103,399
The Ensign Group, Inc.	105,288	10,002,360
Life sciences tools and services 3.1%
CryoPort, Inc. (A)	346,394	6,841,282
Medpace Holdings, Inc. (A)	31,210	6,550,667
Industrials 12.8%		55,000,050
Aerospace and defense 2.3%
AeroVironment, Inc. (A)	105,283	9,684,983
Air freight and logistics 1.7%
Air Transport Services Group, Inc. (A)	258,044	7,235,554
Commercial services and supplies 2.2%
The Brink’s Company	162,049	9,682,428
Machinery 2.4%
Chart Industries, Inc. (A)	72,810	10,411,102
Professional services 1.8%
FTI Consulting, Inc. (A)	44,978	7,773,098
Trading companies and distributors 2.4%
Rush Enterprises, Inc., Class A	198,193	10,212,885
Information technology 18.2%		78,181,932
Communications equipment 6.5%
Calix, Inc. (A)	221,135	15,766,926
Clearfield, Inc. (A)	93,506	12,307,260
IT services 1.1%
Perficient, Inc. (A)	65,540	4,656,617
Semiconductors and semiconductor equipment 3.0%
Onto Innovation, Inc. (A)	158,204	12,648,410
Software 7.6%
DoubleVerify Holdings, Inc. (A)	234,952	6,155,742
Nutanix, Inc., Class A (A)	239,544	6,769,513
Sprout Social, Inc., Class A (A)	164,924	9,779,993
Workiva, Inc. (A)	125,341	10,097,471
Materials 2.2%		9,336,192
Chemicals 2.2%
Aspen Aerogels, Inc. (A)	321,255	3,874,335
Livent Corp. (A)	195,136	5,461,857

	Yield (%)	Shares	Value
Short-term investments 3.2%			$13,682,432
(Cost $13,680,561)
Short-term funds 3.2%			13,682,432
John Hancock Collateral Trust (C)	3.8739(D)	692,484	6,920,479
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6508(D)	6,761,953	6,761,953

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Total investments (Cost $387,781,508) 101.5%	$436,694,205
Other assets and liabilities, net (1.5%)	(6,364,521)
Total net assets 100.0%	$430,329,684

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $6,780,767.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-22.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2022, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	692,484	$12,646,327	$29,676,670	$(35,402,318)	$(3,372)	$3,172	$16,136	—	$6,920,479
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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